UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     Statement of Investments

       March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — 97.8%
France — 18.8%
39,097	Cap Gemini SA* (Software & Services)	$1,365,158
93,965	Credit Agricole SA (Banks)	2,556,063
19,094	L’Oreal SA(a) (Household & Personal Products)	1,528,016
38,269	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	2,863,528
74,467	Pages Jaunes SA(a) (Media)	1,828,309
42,959	PSA Peugeot Citroen (Automobiles & Components)	2,727,746
30,710	Schneider Electric SA (Capital Goods)	2,404,221
16,343	Total Fina Elf SA Class B(a) (Energy)	3,825,968

		19,099,009

Germany — 4.8%
24,494	Deutsche Boerse AG (Diversified Financials)	1,841,653
12,936	Premiere AG* (Media)	535,768
9,212	SAP AG (Software & Services)	1,483,474
15,941	Schering AG (Pharmaceuticals & Biotechnology)	1,059,214

		4,920,109

Greece — 1.4%
49,930	OPAP SA (Hotels, Restaurants & Leisure)	1,457,307

Hong Kong — 6.9%
278,320	Dah Sing Banking Group Ltd. (Banks)	495,392
141,713	Dah Sing Financial Group (Banks)	900,348
392,000	Esprit Holdings Ltd. (Retailing)	2,672,513
580,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,277,673
282,000	Wing Hang Bank Ltd. (Banks)	1,715,721

		7,061,647

Italy — 2.2%
443,158	Banca Intesa SpA (Banks)	2,251,628

Japan — 12.2%
57,100	Credit Saison Co. Ltd. (Diversified Financials)	2,046,715
129	Millea Holdings, Inc. (Insurance)	1,871,363
205,000	Mitsui Fudosan Co. Ltd. (Real Estate)	2,396,936
153	NTT Urban Development Corp. (Real Estate)	706,286

Shares	Description	Value

Common Stocks — (continued)
Japan — (continued)
4,800	OBIC Co. Ltd. (Software & Services)	$935,013
80,000	RICOH Co. Ltd. (Technology Hardware & Equipment)	1,369,565
51,300	Shin-Etsu Chemical Co. Ltd. (Materials)	1,936,537
15,010	USS Co. Ltd. (Retailing)	1,160,584

		12,422,999

Netherlands — 4.3%
39,211	European Aeronautic Defence & Space Co. (Capital Goods)	1,172,435
51,381	ING Groep NV (Diversified Financials)	1,552,315
55,356	VNU NV (Media)	1,615,950

		4,340,700

Norway — 2.0%
226,588	Telenor ASA (Telecommunication Services)	2,039,543

Russia — 2.3%
10,000	LUKOIL ADR (Energy)	1,355,000
28,800	Mobile Telesystems ADR (Telecommunication Services)	1,013,472

		2,368,472

South Korea — 5.0%
104,529	Hyundai Motor Co. GDR(a)(b) (Automobiles & Components)	2,811,830
6,900	Samsung Electronics Co. Ltd. GDR (Semiconductors & Semiconductor Equipment)	1,195,350
4,400	Samsung Electronics Co. Ltd. GDR(b) (Semiconductors & Semiconductor Equipment)	1,090,699

		5,097,879

Spain — 2.7%
169,766	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,762,907

Sweden — 4.0%
417,043	Skandia Forsakrings AB(a) (Insurance)	2,119,849
676,777	Telefonaktiebolaget LM Ericsson* (Technology Hardware & Equipment)	1,909,243

		4,029,092

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     Statement of Investments (continued)

       March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Switzerland — 8.4%
45,488	Credit Suisse Group (Diversified Financials)	$1,945,893
14,285	Nestle SA (Food Beverage & Tobacco)	3,914,531
56,965	Novartis AG (Pharmaceuticals & Biotechnology)	2,659,348

		8,519,772

Taiwan — 1.5%
169,363	Hon Hai Precision Industry Co. Ltd. GDR(a) (Technology Hardware & Equipment)	1,493,782

United Kingdom — 21.3%
98,613	British Sky Broadcasting Group PLC (Media)	1,081,513
34,640	Carnival PLC (Hotels, Restaurants & Leisure)	1,901,277
144,388	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	3,312,218
133,295	HBOS PLC (Banks)	2,078,061
7,389	Man Group PLC (Diversified Financials)	191,768
227,844	Prudential PLC (Insurance)	2,179,558
145,155	Shire Pharmaceuticals Group PLC (Pharmaceuticals & Biotechnology)	1,656,050
1,834,615	Vodafone Group PLC (Telecommunication Services)	4,872,321
372,851	W.M. Morrison Supermarket PLC (Food & Staples Retailing)	1,382,366
264,327	WPP Group PLC (Media)	3,005,339

		21,660,471

TOTAL COMMON STOCKS		$9,525,317

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation — 2.8%
State Street Bank & Trust Euro Time Deposit
$2,870,000	2.75%	04/01/2005	$2,870,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$102,395,317

Shares	Description	Value

Securities Lending Collateral — 3.8%
3,854,178	Boston Global Investment Trust -Enhanced Portfolio	$3,854,178

TOTAL INVESTMENTS — 104.4%		$106,249,495

As a % of
Net Assets
Common Stock Industry
Classifications(c)
Automobiles & Components	5.4%
Banks	12.5
Capital Goods	3.5
Consumer Durables & Apparel	4.1
Diversified Financials	7.4
Energy	5.1
Food & Staples Retailing	1.4
Food, Beverage & Tobacco	3.8
Hotels, Restaurants & Leisure	3.3
Household & Personal Products	1.5
Insurance	6.1
Materials	1.9
Media	7.9
Pharmaceuticals & Biotechnology	8.5
Real Estate	3.2
Retailing	3.8
Semiconductors & Semiconductor Equipment	2.2
Software & Services	3.7
Technology Hardware & Equipment	4.7
Telecommunication Services	7.8

TOTAL COMMON STOCK	97.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 3,902,529, which represents approximately 3.7% of net assets as of March 31, 2005.

(c)	Industry concentrations greater than one-tenth of one percent are disclosed.

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     Statement of Investments (continued)

       March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At March 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	05/12/2005	$5,428,975	$5,317,563	$—	$111,412
	06/15/2005	2,661,139	2,605,273	—	55,866
British Pounds	05/23/2005	6,477,991	6,384,018	—	93,973
	06/15/2005	687,000	674,902	—	12,098
Canadian Dollar	06/15/2005	648,000	647,097	—	903
Danish Krone	04/28/2005	807,269	792,629	—	14,640
Euro Currency	04/28/2005	701,856	704,470	2,614	—
Hong Kong Dollar	06/14/2005	305,056	304,901	—	155
Japanese Yen	04/27/2005	10,003,535	9,995,367	—	8,168
	06/15/2005	637,000	637,496	496	—
	06/15/2005	1,874,467	1,831,912	—	42,555
New Zealand Dollar	04/18/2005	247,441	247,837	396	—
Norwegian Krone	06/15/2005	637,000	637,859	859	—
	06/15/2005	4,118,000	3,980,955	—	137,045
Singapore Dollar	06/23/2005	907,581	895,959	—	11,622
Swedish Krona	06/15/2005	1,897,916	1,850,631	—	47,285
	06/22/2005	172,098	168,582	—	3,516
Swiss Franc	05/13/2005	354,045	348,154	—	5,891

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$38,566,369	$38,025,605	$4,365	$545,129

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	06/15/2005	$1,317,000	$1,303,727	$13,273	$—
British Pounds	05/23/2005	2,301,453	2,271,684	29,769	—
	06/15/2005	691,000	683,218	7,782	—
Canadian Dollar	06/15/2005	2,617,116	2,674,505	—	57,389
Euro Currency	06/15/2005	687,000	665,982	21,018	—
	06/15/2005	637,000	639,180	—	2,180
Hong Kong Dollar	06/14/2005	6,173,892	6,164,108	9,784	—
Japanese Yen	04/27/2005	101,422	101,147	274	—
	04/27/2005	260,983	261,990	—	1,007
	06/15/2005	687,000	668,306	18,694	—
Norwegian Krone	06/10/2005	1,662,557	1,603,985	58,572	—
	06/15/2005	2,161,292	2,122,907	38,385	—
Swedish Krona	06/15/2005	2,021,000	1,948,795	72,205	—
	06/22/2005	1,812,517	1,751,722	60,796	—
Swiss Franc	05/13/2005	1,464,393	1,411,791	52,602	—
	06/15/2005	3,305,380	3,216,690	88,690	—
	06/15/2005	637,000	640,027	—	3,027

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$28,538,005	$28,129,764	$471,844	$63,603

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

     Statement of Investments (continued)

       March 31, 2005 (Unaudited)

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$91,814,401

Gross unrealized gain	15,201,783
Gross unrealized loss	(766,689)

Net unrealized security gain	$14,435,094

INVESTMENT VALUATION — Investments in securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in securities traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — 96.1%
Aerospace & Defense — 1.7%
91,700	Northrop Grumman Corp.	$4,949,966
115,400	Raytheon Co.	4,465,980

		9,415,946

Air Freight & Couriers — 1.2%
74,400	FedEx Corp.	6,989,880

Automobiles — 1.3%
637,100	Ford Motor Co.	7,218,343

Banks — 7.9%
390,366	Bank of America Corp.	17,215,141
22,500	Bank of Hawaii Corp.	1,018,350
90,500	Golden West Financial Corp.	5,475,250
161,700	U.S. Bancorp.	4,660,194
24,500	UnionBanCal Corp.	1,500,625
245,900	Wachovia Corp.	12,518,769
49,000	Washington Mutual, Inc.	1,935,500

		44,323,829

Biotechnology — 2.6%
155,200	Amgen, Inc.*	9,034,192
141,500	Biogen Idec, Inc.*	4,883,165
15,400	ImClone Systems, Inc.*	531,300

		14,448,657

Chemicals — 1.7%
149,400	Monsanto Co.	9,636,300

Commercial Services & Supplies — 1.7%
451,000	Cendant Corp.	9,263,540

Communications Equipment — 1.9%
585,000	Motorola, Inc.	8,757,450
51,500	QUALCOMM, Inc.	1,887,475

		10,644,925

Computers & Peripherals — 4.4%
256,100	Apple Computer, Inc.*	10,671,687
154,400	International Business Machines Corp.	14,109,072

		24,780,759

Diversified Financials — 6.0%
26,100	AmeriCredit Corp.*	611,784
74,832	Citigroup, Inc.	3,362,950
19,200	Franklin Resources, Inc.	1,318,080
376,000	J.P. Morgan Chase & Co.	13,009,600
100,100	Merrill Lynch & Co., Inc.	5,665,660
110,000	Moody’s Corp.	8,894,600
6,000	The Bear Stearns Companies, Inc.	599,400

		33,462,074

Diversified Telecommunication Services — 3.6%
72,100	ALLTEL Corp.	3,954,685
55,300	CenturyTel, Inc.	1,816,052
144,300	Sprint Corp.	3,282,825

Shares	Description	Value

Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
306,400	Verizon Communications, Inc.	$10,877,200

		19,930,762

Electric Utilities — 2.0%
139,300	Edison International	4,836,496
182,700	PG&E Corp.*	6,230,070

		11,066,566

Electrical Equipment — 1.2%
45,100	Energizer Holdings, Inc.*	2,696,980
70,700	Rockwell Automation, Inc.	4,004,448

		6,701,428

Food & Drug Retailing — 0.9%
35,000	CVS Corp.	1,841,700
97,700	SUPERVALU, Inc.	3,258,295

		5,099,995

Food Products — 2.7%
260,800	Archer-Daniels-Midland Co.	6,410,464
12,100	Hershey Foods Corp.	731,566
464,400	Tyson Foods, Inc.	7,746,192

		14,888,222

Healthcare Equipment & Supplies — 0.7%
30,000	Becton, Dickinson & Co.	1,752,600
14,800	Guidant Corp.	1,093,720
10,700	Zimmer Holdings, Inc.*	832,567

		3,678,887

Healthcare Providers & Services — 0.8%
54,600	Aetna, Inc.	4,092,270
8,400	Coventry Health Care, Inc.*	572,376

		4,664,646

Hotels, Restaurants & Leisure — 0.3%
24,300	MGM MIRAGE*	1,720,926

Household Durables — 1.3%
79,600	Harman International Industries, Inc.	7,041,416

Household Products — 1.6%
166,000	The Procter & Gamble Co.	8,798,000

Industrial Conglomerates — 5.1%
34,300	3M Co.	2,939,167
545,100	General Electric Co.	19,656,306
71,100	Reynolds American, Inc.(a)	5,729,949

		28,325,422

Insurance — 5.0%
27,200	American International Group, Inc.	1,507,152
129,100	Loews Corp.	9,494,014
105,500	MBIA, Inc.	5,515,540

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Insurance — (continued)
5,700	Nationwide Financial Services, Inc.	$204,630
171,700	Prudential Financial, Inc.	9,855,580
25,100	W.R. Berkley Corp.	1,244,960

		27,821,876

Internet Software & Services — 1.0%
9,700	Google, Inc.*	1,750,947
112,400	Yahoo!, Inc.*	3,810,360

		5,561,307

IT Consulting & Services — 1.5%
184,600	Computer Sciences Corp.*	8,463,910

Leisure Equipment & Products — 0.5%
41,500	Polaris Industries, Inc.	2,914,545

Media — 7.0%
25,864	Comcast Corp.*	873,686
204,100	Comcast Corp. Special Class A*	6,816,940
527,500	Liberty Media Corp. *	5,470,175
15,100	Liberty Media International, Inc.*	660,474
86,600	The Walt Disney Co.	2,488,018
667,000	Time Warner, Inc.*	11,705,850
316,300	Viacom, Inc. Class B	11,016,729

		39,031,872

Metals & Mining — 1.6%
11,900	Newmont Mining Corp.	502,775
77,200	Nucor Corp.	4,443,632
77,800	United States Steel Corp.	3,956,130

		8,902,537

Multiline Retail — 0.8%
55,800	Dillard’s, Inc.	1,501,020
7,700	Sears Holdings Corp.*(a)	1,025,409
35,600	Wal-Mart Stores, Inc.	1,783,916

		4,310,345

Oil & Gas — 9.0%
87,600	Anadarko Petroleum Corp.	6,666,360
194,500	Burlington Resources, Inc.	9,738,615
53,888	ConocoPhillips	5,811,282
106,500	Devon Energy Corp.	5,085,375
55,400	EOG Resources, Inc.	2,700,196
190,566	Exxon Mobil Corp.	11,357,733
20,200	Newfield Exploration Co.*	1,500,052
58,600	Sunoco, Inc.	6,066,272
23,500	Ultra Petroleum Corp.*	1,193,800

		50,119,685

Personal Products — 0.4%
47,200	The Gillette Co.	2,382,656

Pharmaceuticals — 8.1%
71,300	Allergan, Inc.	4,953,211
275,800	Johnson & Johnson	18,522,728
139,600	Merck & Co., Inc.	4,518,852

Shares	Description	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
648,105	Pfizer, Inc.	$17,025,718

		45,020,509

Real Estate — 0.5%
95,500	Equity Office Properties Trust	2,877,415

Road & Rail — 0.9%
82,800	Burlington Northern Santa Fe Corp.	4,465,404
15,200	Norfolk Southern Corp.	563,160

		5,028,564

Semiconductor Equipment & Products — 1.6%
432,900	Advanced Micro Devices, Inc.*	6,978,348
52,400	Freescale Semiconductor, Inc.*	888,180
69,108	Freescale Semiconductor, Inc. Class B*	1,192,113

		9,058,641

Software — 5.2%
259,700	Autodesk, Inc.	7,728,672
825,600	Microsoft Corp.	19,954,752
57,700	Symantec Corp.*	1,230,741

		28,914,165

Specialty Retail — 0.7%
184,700	AutoNation, Inc.*	3,498,218
33,956	Circuit City Stores, Inc.	544,994

		4,043,212

Textiles & Apparel — 0.3%
33,000	Coach, Inc.*	1,868,790

Tobacco — 1.3%
79,800	Altria Group, Inc.	5,218,122
39,800	UST, Inc.	2,057,660

		7,275,782

Wireless Telecommunication Services — 0.1%
10,700	United States Cellular Corp.*	488,241

TOTAL COMMON STOCKS		$536,184,575

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) — 3.3%
Joint Repurchase Agreement Account II
$18,500,000	2.90%	04/01/2005	$18,500,000
Maturity Value: $18,501,492

Shares	Description	Value

Securities Lending Collateral — 0.7%
4,074,625	Boston Global Investment Trust - Enhanced Portfolio	$4,074,625

TOTAL INVESTMENTS — 100.1%		$558,759,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	Joint repurchase agreement was entered into on March 31, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $18,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

*	At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

FUTURES CONTRACTS — At March 31, 2005, the following futures contacts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S & P 500 Index	330	June 2005	$9,534,350	$(160,445)

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$538,700,507

Gross unrealized gain	43,990,633
Gross unrealized loss	(23,931,940)

Net unrealized security gain	$20,058,693

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — 100.3%
Aerospace & Defense — 0.6%
4,300	Curtiss-Wright Corp.	$245,100
4,800	Kaman Corp.	59,760
23,100	United Industrial Corp.	684,222

		989,082

Airlines — 1.0%
60,100	Alaska Air Group, Inc.*	1,769,344

Auto Components — 0.2%
8,000	Autoliv, Inc.	381,200

Banks — 7.3%
34,000	Bank Mutual Corp.	401,880
54,500	Bank of Hawaii Corp.	2,466,670
6,800	Berkshire Hills Bancorp, Inc.	229,500
7,400	Cathay General Bancorp.	233,100
21,000	Corus Bankshares, Inc.	1,001,490
10,000	CVB Financial Corp.	181,400
4,600	Downey Financial Corp.	283,038
16,200	East West Bancorp, Inc.	598,104
15,500	First Bancorp.	654,875
4,000	First Citizens Bancshares, Inc.	585,520
2,500	First Financial Bankshares, Inc.	111,575
14,700	Hancock Holding Co.	477,750
15,000	Hanmi Financial Corp.	248,250
3,100	IBERIABANK Corp.	174,406
39,400	PFF Bancorp, Inc.	1,087,440
5,800	Provident Bankshares Corp.	191,168
13,570	Republic Capital Trust	183,738
62,900	Silicon Valley Bancshares*	2,771,374
12,095	Texas Regional Bancshares, Inc.	364,181
6,510	U.S.B. Holding Co., Inc.	144,457
10,470	UMB Financial Corp.	595,952
1,200	WSFS Financial Corp.	63,072

		13,048,940

Beverages — 0.1%
11,700	The Boston Beer Co., Inc.*	256,230

Biotechnology — 6.0%
21,200	Albany Molecular Research, Inc.*	217,936
105,400	Applera Corp. - Celera Genomics Group*	1,080,350
7,900	Cephalon, Inc.*	369,957
8,900	Charles River Laboratories International, Inc.*	418,656
18,400	Connetics Corp.*	465,336
98,800	Enzon Pharmaceuticals, Inc.*	1,006,772
45,600	Gen-Probe, Inc.*	2,031,936
12,400	Invitrogen Corp.*	858,080
34,600	Kos Pharmaceuticals, Inc.*	1,442,128
15,300	Maxygen, Inc.*	131,274
59,400	United Therapeutics Corp.*	2,714,283

		10,736,708

Shares	Description	Value

Common Stocks — (continued)
Building Products — 2.0%
33,550	Griffon Corp.*	$718,305
82,000	USG Corp.*(a)	2,719,120
4,300	Watsco, Inc.	181,030

		3,618,455

Chemicals — 0.8%
7,600	Arch Chemicals, Inc.	216,372
30,200	NewMarket Corp.*	561,720
16,400	The Lubrizol Corp.	666,496

		1,444,588

Commercial Services — 3.7%
54,800	Arbitron, Inc.*	2,350,920
22,700	Century Business Services, Inc.*	93,070
25,400	Coinstar, Inc.*	538,480
24,800	Consolidated Graphics, Inc.*	1,304,480
20,100	CSG Systems International, Inc.*	327,429
15,600	Labor Ready, Inc. *	290,940
17,200	Pre-Paid Legal Services, Inc.(a)	582,048
43,400	Spherion Corp.*	325,066
61,100	TeleTech Holdings, Inc.*	789,412

		6,601,845

Communications Equipment — 0.9%
20,200	Aspect Communications Corp.*	210,282
12,400	Audiovox Corp.*	157,976
40,800	CommScope, Inc.*(a)	610,368
20,100	InterDigital Communications Corp.*	307,932
15,300	Ixia*	272,187
45,000	Optical Communication Products, Inc.*	78,300

		1,637,045

Computers & Peripherals — 1.6%
155,700	InFocus Corp.*	893,718
48,500	Intergraph Corp.*	1,397,285
24,200	Komag, Inc.*	540,870

		2,831,873

Construction & Engineering — 0.7%
28,200	Washington Group International, Inc.*	1,268,718

Construction Materials — 0.8%
26,100	Texas Industries, Inc.	1,402,875

Distributors — 1.6%
57,300	Handleman Co.	1,086,408
65,100	WESCO International, Inc.*	1,822,800

		2,909,208

Diversified Financials — 2.5%
11,200	Advanta Corp. Class B	257,600
31,200	AmeriCredit Corp.*	731,328

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Diversified Financials — (continued)
30,500	CharterMac	$655,750
58,400	CompuCredit Corp.*	1,554,608
13,300	Investment Technology Group, Inc.*	232,750
39,500	World Acceptance Corp.*	1,008,040

		4,440,076

Diversified Telecommunication Services — 0.3%
11,600	Commonwealth Telephone Enterprises, Inc.*	546,824

Electric Utilities — 2.6%
14,100	El Paso Electric Co.*	267,900
57,500	NRG Energy, Inc.*	1,963,625
216,700	Sierra Pacific Resources*(a)	2,329,525

		4,561,050

Electrical Equipment — 0.7%
29,000	Paxar Corp.*	618,860
3,200	The Genlyte Group, Inc.*	287,904
5,800	Woodward Governor Co.	415,860

		1,322,624

Electronic Equipment — 3.4%
73,800	Anixter International, Inc.*	2,667,870
19,000	Coherent, Inc.*	641,440
12,800	CyberOptics Corp.*	159,744
36,400	Ingram Micro, Inc.*	606,788
5,500	Littelfuse, Inc.*	157,575
42,700	MTS Systems Corp.	1,239,581
21,600	Teledyne Technologies, Inc.*	676,080

		6,149,078

Energy Equipment & Services — 3.7%
16,600	Cal Dive International, Inc.*	751,980
4,500	SEACOR Holdings, Inc.*	286,875
20,700	Unit Corp.*	935,019
44,600	Universal Compression Holdings, Inc.*	1,689,002
96,700	Veritas DGC, Inc.*	2,897,132

		6,560,008

Food & Drug Retailing — 2.5%
6,101	Flowers Foods, Inc.	172,109
39,100	Longs Drug Stores Corp.	1,338,002
42,000	Nash-Finch Co.	1,595,580
177,200	Terra Industries, Inc.*(a)	1,375,072

		4,480,763

Food Products — 2.1%
11,200	Corn Products International, Inc.	291,088
3,800	J & J Snack Foods Corp.	177,954
49,500	Pilgrim’s Pride Corp.	1,768,140

Shares	Description	Value

Common Stocks — (continued)
Food Products — (continued)
33,200	USANA Health Sciences, Inc.*(a)	$1,570,360

		3,807,542

Healthcare Equipment & Supplies — 2.8%
18,600	American Medical Systems Holdings, Inc.*	319,548
29,700	Applera Corp. - Applied Biosystems Group	586,278
3,300	Bio-Rad Laboratories, Inc.*	160,743
5,800	Dade Behring Holdings, Inc.*	341,794
7,100	Edwards Lifesciences Corp.*	306,862
10,400	Haemonetics Corp.*	438,464
10,000	Hologic, Inc.*	318,750
64,500	Immucor, Inc.*	1,947,255
10,700	Nutraceutical International Corp.*	169,702
9,200	Ventana Medical Systems, Inc.*	344,632

		4,934,028

Healthcare Providers & Services — 4.5%
28,100	Apria Healthcare Group, Inc.*	902,010
69,100	First Horizon Pharmaceutical Corp.*	1,166,408
25,000	Genesis HealthCare Corp.*	1,072,250
49,500	Kindred Healthcare, Inc.*	1,737,450
39,200	Sierra Health Services, Inc.*	2,502,528
101,800	Stewart Enterprises, Inc.	626,070

		8,006,716

Hotels, Restaurants & Leisure — 3.1%
7,000	CEC Entertainment, Inc.*	256,200
29,500	Choice Hotels International, Inc.	1,827,525
64,600	CKE Restaurants, Inc.*	1,023,910
48,100	Dave & Buster’s, Inc.*(a)	899,470
7,600	GTECH Holdings Corp.	178,828
10,300	Jack in the Box, Inc.*	382,130
28,000	Papa John’s International, Inc.*(a)	972,160

		5,540,223

Household Durables — 1.9%
109,200	American Greetings Corp.	2,782,416
21,600	Kimball International, Inc. Class B	313,200
3,300	The Toro Co.	292,050

		3,387,666

Insurance — 4.0%
663	Alleghany Corp.*	183,651
6,200	Argonaut Group, Inc.*	131,564
6,500	FBL Financial Group, Inc.	182,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Insurance — (continued)
53,300	LandAmerica Financial Group, Inc.	$2,666,599
1,300	National Western Life Insurance Co.*	222,222
56,900	Stewart Information Services Corp.	2,134,888
5,900	The Midland Co.	185,909
5,900	UICI	143,075
24,800	Zenith National Insurance Corp.	1,286,128

		7,136,036

Internet & Catalog Retail — 1.0%
101,250	Coldwater Creek, Inc.*	1,871,100

Internet Software & Services — 3.8%
33,800	Digital River, Inc.*	1,053,208
21,300	InfoSpace, Inc.*	869,679
11,600	J2 Global Communications New*	397,996
80,400	McAfee, Inc.*	1,813,824
50,500	Websense, Inc.*	2,716,900

		6,851,607

IT Consulting & Services — 1.6%
41,100	Acxiom Corp.	860,223
72,500	Agilysys, Inc.	1,425,350
7,400	Cognizant Technology Solutions Corp.*	341,880
13,700	Keane, Inc.*	178,511

		2,805,964

Leisure Equipment & Products — 1.1%
16,000	Action Performance Cos., Inc.	211,680
10,300	Arctic Cat, Inc.	278,718
20,000	Polaris Industries, Inc.	1,404,600

		1,894,998

Machinery — 2.3%
6,700	Albany International Corp.	206,896
22,800	Applied Industrial Technologies, Inc.	620,160
8,000	CIRCOR International, Inc.	197,200
50,400	EnPro Industries, Inc.*	1,386,000
10,700	NACCO Industries, Inc.	1,090,758
11,000	Stewart & Stevenson Services, Inc.	251,790
6,900	Tennant Co.	266,961

		4,019,765

Marine — 0.4%
10,700	Overseas Shipholding Group, Inc.	673,137

Media — 1.5%
39,200	Catalina Marketing Corp.	1,015,280
35,400	Hearst-Argyle Television, Inc.	902,700
10,500	Journal Communications, Inc.	173,775

Shares	Description	Value

Common Stocks — (continued)
Media — (continued)
2,900	Media General, Inc.	$179,365
4,400	The Liberty Corp.	178,420
14,000	World Wrestling Entertainment, Inc.	168,000

		2,617,540

Metals & Mining — 5.1%
43,300	Carpenter Technology Corp.	2,572,453
58,600	Metals USA, Inc.*	1,147,974
42,100	Quanex Corp.	2,244,772
11,100	RTI International Metals, Inc.*	259,740
165,700	Ryerson Tull, Inc.(a)	2,099,419
15,400	United States Steel Corp.	783,090

		9,107,448

Multiline Retail — 1.3%
22,100	Dillard’s, Inc.	594,490
78,500	ShopKo Stores, Inc.*	1,744,270

		2,338,760

Oil & Gas — 3.0%
59,200	Cimarex Energy Co.*(a)	2,308,800
7,700	Remington Oil & Gas Corp.*	242,704
8,000	Swift Energy Co.*	227,520
46,000	The Houston Exploration Co.*	2,619,700

		5,398,724

Personal Products — 0.3%
16,400	Mannatech, Inc.(a)	320,620
8,000	Nu Skin Enterprises, Inc.	180,080

		500,700

Pharmaceuticals — 0.4%
45,010	Alpharma, Inc.	554,523
6,200	Medicis Pharmaceutical Corp.	185,876

		740,399

Real Estate — 7.9%
56,800	American Home Mortgage Investment Corp.	1,626,752
9,300	BioMed Reality Trust, Inc.	191,580
16,400	Brookfield Homes Corp.	692,244
25,700	Capstead Mortgage Corp.(a)	219,735
2,600	CBL & Associates Properties, Inc.	185,926
52,000	Commercial Net Lease Realty	959,400
78,500	Cousins Properties, Inc.	2,030,795
26,200	Entertainment Properties Trust	1,085,466
5,900	Heritage Property Investment Trust	175,112
69,700	HRPT Properties Trust	830,127
8,400	Jones Lang LaSalle, Inc.*	391,860
85,000	La Quinta Corp.*	722,500

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Real Estate — (continued)
25,000	National Health Investors, Inc.	$649,500
62,400	New Century Financial Corp.	2,921,568
78,100	Senior Housing Properties Trust	1,302,708
8,600	Trammell Crow Co.*	176,902

		14,162,175

Road & Rail — 1.1%
8,700	Covenant Transport, Inc.*	153,120
50,200	Dollar Thrifty Automotive Group, Inc.*	1,645,556
10,000	Laidlaw International, Inc.*	208,000

		2,006,676

Semiconductor Equipment & Products — 1.3%
49,000	Cree, Inc.*(a)	1,065,750
7,800	FEI Co.*	180,570
7,500	Sigmatel, Inc.*	280,725
73,000	Silicon Image, Inc.*	734,380

		2,261,425

Software — 2.2%
18,900	ANSYS, Inc.*	646,569
13,600	Inter-Tel, Inc.	333,200
64,200	Novell, Inc.*	382,632
12,000	QAD, Inc.	99,240
105,000	SeaChange International, Inc.*(a)	1,359,750
6,100	SPSS, Inc.*	106,079
45,200	SS&C Technologies, Inc.	1,030,560

		3,958,030

Specialty Retail — 3.5%
12,150	Brookstone, Inc.*	197,073
44,200	Circuit City Stores, Inc.	709,410
4,700	Electronics Boutique Holdings Corp.*	201,959
21,100	Goody’s Family Clothing, Inc.	190,533
18,200	Lithia Motors, Inc.	466,102
49,300	Movie Gallery, Inc.	1,413,924
63,100	Stage Stores, Inc.*	2,422,409
7,200	The Cato Corp.	232,200
6,600	The Men’s Wearhouse, Inc.*	278,586
9,400	United Rentals, Inc.*	189,974

		6,302,170

Textiles & Apparel — 0.7%
38,800	Skechers U.S.A., Inc.*	600,624
26,150	Wolverine World Wide, Inc.	560,395

		1,161,019

Wireless Telecommunication Services — 0.4%
15,000	Boston Communications Group, Inc.*	106,800

Shares	Description	Value

Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
4,800	EMS Technologies, Inc.*	$65,280
10,200	United States Cellular Corp.*	465,426

		637,506

TOTAL COMMON STOCKS		$179,077,888

Securities Lending Collateral — 9.2%
16,460,475	Boston Global Investment Trust - Enhanced Portfolio	$16,460,475

TOTAL INVESTMENTS — 109.5%		$195,538,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

Russell 2000 Index	6	June 2005	$370,740	$(292)

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$177,760,400

Gross unrealized gain	24,598,303
Gross unrealized loss	(6,820,340)

Net unrealized security gain	$17,777,963

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — 96.7%
Biotechnology — 1.2%
518,410	MedImmune, Inc.*	$12,343,342

Brokers — 1.0%
105,701	The Bear Stearns Companies, Inc.	10,559,530

Chemicals — 3.7%
993,286	Agrium, Inc.	18,127,469
46,876	Carlisle Cos., Inc.	3,270,539
342,440	Rohm and Haas Co.	16,437,120

		37,835,128

Computer Hardware — 2.7%
206,916	CDW Corp.	11,727,999
413,489	Ditech Communications Corp.*	5,156,208
292,330	Tech Data Corp.*	10,833,750

		27,717,957

Computer Software — 1.6%
1,123,809	Activision, Inc.*	16,632,378

Construction — 2.2%
397,696	Lennar Corp.	22,541,409

Consumer Durables — 2.1%
172,750	Mohawk Industries, Inc.*	14,562,825
165,292	The Stanley Works	7,482,769

		22,045,594

Defense/Aerospace — 1.7%
364,511	Rockwell Collins, Inc.	17,347,078

Diversified Energy — 3.3%
1,088,298	The Williams Companies, Inc.	20,470,886
390,487	Western Gas Resources, Inc.	13,452,277

		33,923,163

Drugs — 2.4%
154,721	Charles River Laboratories International, Inc.*	7,278,076
488,415	IVAX Corp.*	9,655,965
246,636	Watson Pharmaceuticals, Inc.*	7,579,124

		24,513,165

Electrical Utilities — 9.3%
128,048	Cinergy Corp.	5,188,505
165,745	Edison International	5,754,666
172,980	Entergy Corp.	12,222,767
352,863	FirstEnergy Corp.	14,802,603
516,720	PG&E Corp.*	17,620,152
88,155	Pinnacle West Capital Corp.	3,747,469
532,855	PPL Corp.	28,768,841
197,092	Wisconsin Energy Corp.	6,996,766

		95,101,769

Energy Resources — 7.3%
805,044	EOG Resources, Inc.	39,237,845

Shares	Description	Value

Common Stocks — (continued)
Energy Resources — (continued)
229,252	Patina Oil & Gas Corp.	$9,170,080
163,452	Peabody Energy Corp.	7,577,635
301,037	Unocal Corp.	18,570,972

		74,556,532

Environmental & Other Services — 1.0%
312,197	Republic Services, Inc.	10,452,356

Food & Beverage — 1.9%
417,799	Archer-Daniels-Midland Co.	10,269,499
162,392	Smithfield Foods, Inc.*	5,123,468
158,849	The Pepsi Bottling Group, Inc.	4,423,945

		19,816,912

Gas Utilities — 2.1%
621,632	AGL Resources, Inc.	21,713,606

Health Insurance — 1.8%
577,028	Health Net, Inc.*	18,874,586

Home Products — 1.9%
285,502	The Clorox Co.	17,983,771
35,488	The Estee Lauder Companies, Inc.	1,596,250

		19,580,021

Hotel & Leisure — 2.5%
539,225	Callaway Golf Co.	6,902,080
149,293	Harrah’s Entertainment, Inc.	9,641,342
395,243	Hilton Hotels Corp.	8,833,681

		25,377,103

Information Services — 0.8%
932,181	BearingPoint, Inc.*	8,175,227

Life Insurance — 1.2%
227,061	Torchmark Corp.	11,852,584

Media — 1.9%
271,305	Emmis Communications Corp.*	5,214,482
349,628	Lamar Advertising Co.*	14,086,512

		19,300,994

Medical Providers — 0.8%
929,455	WebMD Corp.*	7,900,367

Mining — 0.8%
139,097	Nucor Corp.	8,006,423

Motor Vehicle — 1.6%
197,335	Autoliv, Inc.	9,403,013
163,121	Lear Corp.	7,236,047

		16,639,060

Oil Services — 2.2%
915,739	Patterson-UTI Energy, Inc.	22,911,790

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Paper & Packaging — 1.2%
527,880	Packaging Corp. of America	$12,822,205

Parts & Equipment — 2.4%
330,538	American Standard Companies, Inc. *	15,363,406
47,220	Cooper Industries, Ltd.	3,377,175
93,780	Eaton Corp.	6,133,212

		24,873,793

Property Insurance — 7.0%
123,237	AMBAC Financial Group, Inc.	9,211,966
173,235	Everest Re Group, Ltd.	14,744,031
233,564	PartnerRe Ltd.	15,088,234
299,909	RenaissanceRe Holdings Ltd.	14,005,750
183,297	The PMI Group, Inc.	6,967,119
307,164	Willis Group Holdings Ltd.	11,325,137

		71,342,237

Publishing — 1.3%
16,234	A.H. Belo Corp.	391,889
342,940	Dow Jones & Co., Inc.	12,815,668

		13,207,557

Regional Banks — 6.5%
148,111	Commerce Bancshares, Inc.	7,138,950
591,435	FirstMerit Corp.	15,826,801
288,149	KeyCorp	9,350,435
184,533	M&T Bank Corp.	18,833,438
223,051	Zions Bancorp.	15,394,980

		66,544,604

REITs — 7.4%
410,898	Apartment Investment & Management Co.	15,285,405
314,797	Developers Diversified Realty Corp.	12,513,181
637,743	iStar Financial, Inc.	26,262,257
335,053	Plum Creek Timber Co., Inc.	11,961,392
283,161	Prentiss Properties Trust	9,672,780

		75,695,015

Restaurants — 0.2%
47,230	Yum! Brands, Inc.	2,446,986

Retail Apparel — 5.0%
297,522	Federated Department Stores, Inc.	18,934,300
330,822	J. C. Penney Co., Inc.	17,176,278
254,992	Ross Stores, Inc.	7,430,467
233,085	The Talbots, Inc.	7,454,058

		50,995,103

Semiconductors — 1.0%
210,732	Amphenol Corp. *	7,805,514

Shares	Description	Value

Common Stocks — (continued)
Semiconductors — (continued)
66,736	Tessera Technologies, Inc.*	$2,884,997

		10,690,511

Specialty Financials — 2.3%
332,736	American Capital Strategies Ltd. (a)	10,451,238
345,469	CIT Group, Inc.	13,127,822

		23,579,060

Tobacco — 0.8%
101,759	Reynolds American, Inc. (a)	8,200,758

Transports — 1.6%
189,810	Teekay Shipping Corp.	8,531,959
127,177	Yellow Roadway Corp.*(a)	7,444,942

		15,976,901

Trust/Processors — 1.0%
226,319	Northern Trust Corp.	9,831,297

TOTAL COMMON STOCKS		$991,924,101

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) — 3.1%
Joint Repurchase Agreement Account II
$31,600,000	2.90%	04/01/2005	$31,600,000
Maturity Value: $31,602,549

Shares	Description	Value

Securities Lending Collateral — 1.8%
18,580,925	Boston Global Investment Trust — Enhanced Portfolio	$18,580,925

TOTAL INVESTMENTS — 101.6%		$1,042,105,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on March 31, 2005.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $31,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

*	At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$890,730,140

Gross unrealized gain	157,269,483
Gross unrealized loss	(5,894,597)

Net unrealized security gain	$151,374,886

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — 97.5%
Brokers — 1.6%
17,900	Lehman Brothers Holdings, Inc.	$1,685,464
51,896	Merrill Lynch & Co., Inc.	2,937,314

		4,622,778

Chemicals — 3.0%
78,044	Rohm and Haas Co.	3,746,112
92,876	The Dow Chemical Co.	4,629,869

		8,375,981

Computer Hardware — 1.2%
57,604	CDW Corp.	3,264,995

Computer Software — 3.4%
248,789	Activision, Inc.*	3,682,082
195,518	Microsoft Corp.	4,725,670
98,849	Oracle Corp.*	1,233,636

		9,641,388

Consumer Durables — 1.2%
98,251	Masco Corp.	3,406,362

Defense/Aerospace — 1.7%
45,891	General Dynamics Corp.	4,912,632

Drugs — 1.0%
106,415	Pfizer, Inc.	2,795,522

Electrical Utilities — 8.7%
56,542	Ameren Corp.	2,771,123
58,732	Dominion Resources, Inc.	4,371,423
71,187	Entergy Corp.	5,030,073
89,004	Exelon Corp.	4,084,394
70,332	FirstEnergy Corp.	2,950,427
101,247	PPL Corp.	5,466,326

		24,673,766

Energy Resources — 14.4%
136,079	Burlington Resources, Inc.	6,813,475
208,944	ChevronTexaco Corp.	12,183,525
30,063	ConocoPhillips	3,241,994
283,333	Exxon Mobil Corp.	16,886,647
23,900	Unocal Corp.	1,474,391

		40,600,032

Environmental & Other Services — 1.0%
96,071	Waste Management, Inc.	2,771,648

Financial Technology — 0.9%
64,705	First Data Corp.	2,543,554

Food & Beverage — 2.6%
28,206	General Mills, Inc.	1,386,325
49,435	H.J. Heinz Co.	1,821,185
80,532	Kraft Foods, Inc.	2,661,583
20,900	Unilever N.V.	1,429,978

		7,299,071

Home Products — 2.3%
43,103	Avon Products, Inc.	1,850,843
33,290	The Clorox Co.	2,096,937

Shares	Description	Value

Common Stocks — (continued)
Home Products — (continued)
50,440	The Procter & Gamble Co.	$2,673,320

		6,621,100

Large Banks — 10.5%
232,986	Bank of America Corp.	10,274,682
265,478	Citigroup, Inc.	11,930,581
215,156	J.P. Morgan Chase & Co.	7,444,398

		29,649,661

Media — 3.5%
95,784	News Corp.	1,620,665
157,472	The Walt Disney Co.	4,524,170
216,312	Time Warner, Inc.*	3,796,276

		9,941,111

Medical Products — 1.2%
101,289	Baxter International, Inc.	3,441,800

Motor Vehicle — 0.9%
53,185	Autoliv, Inc.	2,534,265

Paper & Packaging — 1.4%
158,591	Packaging Corp. of America	3,852,175

Parts & Equipment — 8.0%
30,600	American Standard Companies, Inc.	1,422,288
297,447	General Electric Co.	10,725,939
150,525	Tyco International Ltd.	5,087,745
52,900	United Technologies Corp.	5,377,814

		22,613,786

Property Insurance — 5.5%
65,725	PartnerRe Ltd.	4,245,835
60,102	RenaissanceRe Holdings Ltd.	2,806,763
67,392	The Allstate Corp.	3,643,212
67,492	Willis Group Holdings Ltd.	2,488,430
32,378	XL Capital Ltd.	2,343,196

		15,527,436

Regional Banks — 2.8%
146,332	KeyCorp	4,748,474
63,709	PNC Financial Services Group	3,279,739

		8,028,213

REITs — 5.2%
71,773	Apartment Investment & Management Co.	2,669,955
64,505	Developers Diversified Realty Corp.	2,564,074
164,609	iStar Financial, Inc.	6,778,599
71,474	Plum Creek Timber Co., Inc.	2,551,622

		14,564,250

Retail Apparel — 2.5%
64,605	J. C. Penney Co., Inc.	3,354,292

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Retail Apparel — (continued)
98,104	The May Department Stores Co.	$3,631,810

		6,986,102

Specialty Financials — 3.7%
35,500	Alliance Capital Management Holding L.P.	1,673,825
81,429	American Capital Strategies Ltd.(a)	2,557,685
69,298	Countrywide Financial Corp.	2,249,413
24,882	Fannie Mae	1,354,825
29,157	SLM Corp.	1,453,185
30,361	Washington Mutual, Inc.	1,199,259

		10,488,192

Telephone — 3.5%
246,276	Sprint Corp.	5,602,779
123,436	Verizon Communications, Inc.	4,381,978

		9,984,757

Thrifts — 1.3%
59,628	Golden West Financial Corp.	3,607,494

Tobacco — 3.2%
138,567	Altria Group, Inc.	9,060,896

Transports — 0.4%
79,238	Southwest Airlines Co.	1,128,349

Trust/Processors — 0.9%
85,310	The Bank of New York Co., Inc.	2,478,255

TOTAL COMMON STOCKS		$275,415,571

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) — 2.6%
Joint Repurchase Agreement Account II
$7,300,000	2.90%	04/01/2005	$7,300,000
Maturity Value: $7,300,589

Shares	Description	Value

Securities Lending Collateral — 0.1%
419,250	Boston Global Investment Trust - Enhanced Portfolio	$419,250

TOTAL INVESTMENTS — 100.2%		$283,134,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or portion of security is on loan.
(b)	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)
March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II * — At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $7,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

*	At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$244,504,438

Gross unrealized gain	41,100,331
Gross unrealized loss	(2,469,948)

Net unrealized security gain	$38,630,383

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

     Statement of Investments
     March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — 99.4%
Banks — 1.4%
14,956	Citigroup, Inc.	$672,123
47,802	J.P. Morgan Chase & Co.	1,653,949

		2,326,072

Beverages — 4.3%
114,990	PepsiCo, Inc.	6,097,920
28,065	The Coca-Cola Co.	1,169,468

		7,267,388

Biotechnology — 2.5%
71,780	Amgen, Inc.*	4,178,314

Broadcasting & Cable/Satellite TV — 2.0%
21,248	Clear Channel Communications, Inc.	732,419
69,750	Univision Communications, Inc.	1,931,377
38,900	Westwood One, Inc.*	791,615

		3,455,411

Commercial Services — 4.8%
29,645	Moody’s Corp.	2,397,095
66,070	The McGraw-Hill Cos., Inc.	5,764,607

		8,161,702

Computer Hardware — 3.4%
151,935	Dell, Inc.*	5,837,343

Computer Services — 2.0%
86,110	First Data Corp.	3,384,984

Computer Software — 5.0%
28,775	Electronic Arts, Inc.*	1,489,969
293,565	Microsoft Corp.	7,095,466

		8,585,435

Drugs & Medicine — 4.1%
25,740	Eli Lilly & Co.	1,341,054
115,710	Pfizer, Inc.	3,039,702
61,845	Wyeth	2,608,622

		6,989,378

Electrical Equipment — 1.7%
86,520	Tyco International Ltd.	2,924,376

Financials — 11.0%
89,870	Fannie Mae	4,893,421
71,465	Freddie Mac	4,516,588
16,630	Golden West Financial Corp.	1,006,115
166,680	MBNA Corp.	4,091,994
23,235	Merrill Lynch & Co., Inc.	1,315,101
25,345	Morgan Stanley	1,451,001
130,960	The Charles Schwab Corp.	1,376,390

		18,650,610

Foods — 1.6%
40,660	Wm. Wrigley Jr. Co.	2,666,076

Gaming/Lodging — 5.6%
16,090	Carnival Corp.	833,623

Shares	Description	Value

Common Stocks — (continued)
Gaming/Lodging — (continued)
61,800	GTECH Holdings Corp.	$1,454,154
43,160	Harrah’s Entertainment, Inc.	2,787,273
37,250	Marriott International, Inc.	2,490,535
32,340	Starwood Hotels & Resorts Worldwide, Inc.	1,941,370

		9,506,955

Household/Personal Care — 4.2%
107,390	Avon Products, Inc.	4,611,327
49,260	The Procter & Gamble Co.	2,610,780

		7,222,107

Insurance — 0.7%
32,300	Willis Group Holdings Ltd.	1,190,901

Internet and Online — 3.6%
43,280	eBay, Inc.*	1,612,613
15,820	Google, Inc.*	2,855,668
46,950	Yahoo!, Inc.*	1,591,605

		6,059,886

Manufacturing — 0.4%
7,935	3M Co.	679,950

Medical Products — 2.8%
53,850	Medtronic, Inc.	2,743,657
18,260	St. Jude Medical, Inc.*	657,360
14,540	Stryker Corp.	648,629
8,750	Zimmer Holdings, Inc.	680,838

		4,730,484

Movies & Entertainment — 5.9%
92,700	Liberty Media Corp. Series A*	961,299
235,190	Time Warner, Inc.	4,127,585
142,668	Viacom, Inc. Class B	4,969,126

		10,058,010

Networking Telecommunication Equipment — 2.7%
254,140	Cisco Systems, Inc.*	4,546,565

Oil & Gas — 1.7%
17,690	Canadian Natural Resources Ltd.	1,005,146
20,692	Exxon Mobil Corp.	1,233,243
17,990	Suncor Energy, Inc.	723,378

		2,961,767

Other Consumer Discretionary — 1.9%
153,235	Cendant Corp.	3,147,447

Other Energy — 0.5%
12,050	Schlumberger Ltd.	849,284

Other Health Care — 3.0%
79,695	Caremark Rx, Inc.*	3,170,267
40,490	Medco Health Solutions, Inc.	2,007,089

		5,177,356

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

     Statement of Investments (continued)
     March 31, 2005 (Unaudited)

Shares	Description	Value

Common Stocks — (continued)
Publishing — 4.3%
23,260	Gannett Co., Inc.	$1,839,401
69,985	Lamar Advertising Co. *	2,819,696
39,570	The E.W. Scripps Co.	1,929,037
21,610	Valassis Communications, Inc.*	755,485

		7,343,619

Retailing — 9.8%
25,055	Dollar Tree Stores, Inc.*	719,830
77,665	Family Dollar Stores, Inc.	2,357,909
89,160	Lowe’s Companies, Inc.	5,090,144
58,360	PETCO Animal Supplies, Inc.*	2,148,232
14,580	Target Corp.	729,292
110,960	Wal-Mart Stores, Inc.	5,560,206

		16,605,613

Semiconductors/Semiconductor Capital Equipment — 6.3%
52,670	Intel Corp.	1,223,524
101,120	Linear Technology Corp.	3,873,907
151,250	QUALCOMM, Inc.	5,543,313

		10,640,744

Telecommunications — 2.2%
74,870	American Tower Corp.	1,364,880
77,490	Crown Castle International Corp.*	1,244,489
21,580	Nextel Communications, Inc.*	613,304
25,790	Sprint Corp.	586,723

		3,809,396

TOTAL COMMON STOCKS		$168,957,173

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) — 0.7%
Joint Repurchase Agreement Account II
$1,200,000	2.90%	04/01/2005	$1,200,000
Maturity Value: $1,200,097

TOTAL INVESTMENTS — 100.1%			$170,157,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on March 31, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

     Statement of Investments (continued)
     March 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II*— At March 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$500,000,000	2.92%	04/01/2005	$500,040,555

Banc of America Securities LLC	750,000,000	2.93	04/01/2005	750,061,042

Barclays Capital PLC	1,500,000,000	2.90	04/01/2005	1,500,120,833

CS First Boston LLC	500,000,000	2.90	04/01/2005	500,040,278

Greenwich Capital Markets	400,000,000	2.91	04/01/2005	400,032,333

J.P. Morgan Securities, Inc.	350,000,000	2.87	04/01/2005	350,027,903

Morgan Stanley & Co.	750,000,000	2.91	04/01/2005	750,060,625

UBS Securities LLC	150,600,000	2.88	04/01/2005	150,612,048

UBS Securities LLC	700,000,000	2.90	04/01/2005	700,056,389

Westdeutsche Landesbank AG	900,000,000	2.90	04/01/2005	900,072,500

TOTAL	$6,500,600,000			$6,501,124,506

*	At March 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.25%, due 12/15/2005; Federal Home Loan Mortgage Association, 0.00% to 12.30%, due 01/01/2007 to 04/01/2035; Federal National Mortgage Association, 0.00% to 11.50%, due 06/15/2005 to 03/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 03/15/2018 to 03/20/2035 and U.S. Treasury Notes, 0.00% to 4.25%, due 04/30/2006 to 11/15/2013.

TAX INFORMATION — At March 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$167,253,507

Gross unrealized gain	16,628,780
Gross unrealized loss	(13,725,114)

Net unrealized security gain	$2,903,666

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May , 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May , 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May , 2005

* Print the name and title of each signing officer under his or her signature.